INCOME TAXES (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at January 1,	¥ 9,124	$ 1,402	¥ 8,843
Additions based on tax positions related to current year	738	113	281
Settlement	(1,063)	(163)	0
Balance at December 31,	¥ 8,799	$ 1,352	¥ 9,124